Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash Equivalents and Restricted Cash (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation of Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 12,779,781	$ 2,297,256
Restricted cash	5,761,294	1,988,710
Cash, cash equivalents and restricted cash	$ 18,541,075	$ 4,285,966